Note 7 - Transactions with Related Parties (Details) - The Fees Charged by Central Mare (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Fees charged by Central Mare	$ 3,521	$ 4,998	$ 13,901
Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	505	2,345	5,575
Executive Officers and Other Personnel Expenses [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	1,760	2,349	5,405
Dry Docking Expenses [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare		29	184
Commissions on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	260		39
Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	150	275	1,216
Termination Fees [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	$ 846		$ 672